UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT (Parenthetical) - shares			1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	May 05, 2023	Oct. 06, 2022	Feb. 28, 2023	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022
Bridge Notes | Digital Health Acquisition Corp.
Issuance of shares, net of offering cost (in shares)							30,000
Issuance of 173,913 warrants issued with Bridge Note, net of offering cost							173,913
Common Stock
Issuance of shares, net of offering cost (in shares)			20,000
Common Stock | Digital Health Acquisition Corp.
Issuance of shares, net of offering cost (in shares)	7,000	30,000	20,000	20,000		20,000
Issuance of 173,913 warrants issued with Bridge Note, net of offering cost					347
Common Stock | Bridge Notes | Digital Health Acquisition Corp.
Issuance of shares, net of offering cost (in shares)							30,000